SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 30	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 33	x

STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

JoAnn Strasser, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)

on (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on __________ pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 333-170750) and the Investment Company Act of 1940 (File No. 811-22497), the Registrant, STRATEGY SHARES, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Atlanta and State of Georgia, on the 6th  day of September, 2017.

STRATEGY SHARES

By:	/s/ Tanya L. Goins
Tanya L. Goins Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*	September 6, 2017
Jerry Szilagyi, President and Principal Executive Officer	Date

*	September 6, 2017
James Szilagyi, Treasurer and Principal	Date
Financial Officer

*	September 6, 2017
Tobias Caldwell, Trustee	Date

*	September 6, 2017
Stephen Lachenauer, Trustee	Date

*	September 6, 2017
Donald McIntosh, Trustee	Date

*By:	/s/ Tanya L. Goins

Tanya L. Goins

Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase